Document and Entity Information Document	Jul. 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 15, 2024
Entity Registrant Name	Graco Inc.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-09249
Entity Tax Identification Number	41-0285640
Entity Address, Address Line One	88 – 11th Avenue Northeast
Entity Address, Postal Zip Code	55413
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
City Area Code	(612)
Local Phone Number	623-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GGG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000042888
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false